UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 – November 30, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust One

Financial Statements

Year Ended November 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To U.S. Bank National Association, Owner Trustee, The Bank of New York Mellon Trust Company, N.A., Bond Trustee, and the Certificateholders of College and University Facility Loan Trust One:

We have audited the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the “Trust”), including the schedule of investments, as of November 30, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, with its loan investments adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting and that the financial statements include the disclosures required under Statement of Financial Accounting Standards No. 157, Fair Value Measurements. Accounting for the investments under the fair value method of accounting, based on management’s estimate of fair value as described in Note 8, would result in an increase of approximately $4,505,000 in the recorded value of the investments as of November 30, 2008, and would result in a decrease in net assets resulting from operations of approximately $(1,246,000) and $(2,317,000) for the years ended November 30, 2008 and November 30, 2007, respectively.

In our opinion, except for the effect on the 2008 and 2007 financial statements of accounting for investments under the amortized cost method of accounting, as discussed in the preceding paragraph, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 29, 2009

College and University

Facility Loan Trust One

Statement of Assets and Liabilities

November 30,	2008

Assets:

Investments, at amortized cost, net of allowance for loan losses of $460,000 (Notes 1, 2, 6, 7 and 8)	$26,423,308
Cash	53,599
Interest receivable	424,179
Deferred bond issuance costs (Note 2)	106,247

Total assets	27,007,333

Liabilities:

Bonds payable (Notes 3 and 8)	15,181,938
Bond interest payable (Note 3)	800,847
Accrued expenses and other liabilities	223,534
Distributions payable to Class B certificateholders (Note 5)	446,094

Total liabilities	16,652,413

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding — 1,001,643 certificates (Note 5)	1,001,643
Distributions in excess of tax earnings (Notes 2 and 5)	(460,000)
Additional paid-in capital (Note 2)	9,813,277

Total net assets	$10,354,920

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$10.34

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust One

Statement of Operations

Year ended November 30,	2008

Investment income:
Interest income (Note 2)	$2,694,200

Expenses:
Interest expense (Notes 2 and 3)	1,715,934
Servicer fees (Note 4)	12,968
Trustee fees (Note 4)	40,035
Other trust and bond administration expenses	426,140

Total expenses	2,195,077

Net investment income	499,123

Net increase in net assets resulting from operations	$499,123

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust One

Statement of Cash Flows

Year ended November 30,	2008

Cash flows from operating activities:
Interest received	$1,382,660
Interest paid	(1,825,536)
Operating expenses paid	(463,391)
Net decrease in funds held under investment agreements	952,939
Principal payments on loans	3,498,096

Net cash provided by operating activities	3,544,768

Cash flows from financing activities:
Principal repayments on Bonds	(2,784,653)
Distributions to Class B certificateholders	(864,193)

Net cash used in financing activities	(3,648,846)

Net decrease in cash	(104,078)

Cash, beginning of year	157,677

Cash, end of year	$53,599

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$499,123
Decrease in interest receivable	36,827
Increase in accrued expenses and other liabilities	15,752
Decrease in Bond interest payable	(146,891)
Decrease in investment contracts	952,939
Decrease in loan principal balance	3,498,096
Amortization of deferred Bond issuance costs	37,289
Amortization of purchase discount on loans	(1,348,367)

Net cash provided by operating activities	$3,544,768

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust One

Statements of Changes in Net Assets

Year ended November 30,	2008	2007

From operations:
Net investment income	$499,123	$840,705
Reduction in reserve for loan losses	—	100,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	499,123	940,705

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(614,823)	(1,010,805)

Net decrease in net assets	(115,700)	(70,100)

Net assets:
Beginning of year	10,470,620	10,540,720

End of year	$10,354,920	$10,470,620

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust One

Financial Highlights

Years ended November 30,	2008		2007		2006		2005		2004

Net asset value, beginning of year	$10.45		$10.52		$10.86		$10.88		$10.88

Net investment income	0.50		0.84		.66		2.14		2.08

Provision for loan losses	—		.10		.10		.20		.10

Distributions to Class B certificateholders:
As tax return of capital	(0.61)		(1.01)		(1.10)		(2.36)		(2.18)

Net asset value, end of year	$10.34		$10.45		$10.52		$10.86		$10.88

Total investment return (a)	N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of year	$10,354,920		$10,470,620		$10,540,720		$10,882,199		$10,902,371

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	21.08	%(b)	23.47	%(b)	26.24	%(b)	30.05	%(b)	33.79	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	4.79%		8.00%		6.20%		19.66%		19.12%

Number of Class B certificates outstanding, end of year	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)                The Trust’s investments are recorded at amortized cost as discussed in Note 2.  Accordingly, the financial statements do not reflect the market value of such investments.  For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading.  In addition, as the Trust did not purchase or sell investments during the periods presented, “Portfolio turnover” would have been 0% for all periods presented.

(b)               Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 4.60%, 4.28%, 4.24%, 4.83% and 4.51% in 2008, 2007, 2006, 2005 and 2004, respectively.

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust One

Notes to Financial Statements

1.         Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee.  The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds).  The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000.  The Bonds constitute full recourse obligations of the Trust.  The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements.  The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program.   The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues.  As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years.  Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

College and University

Facility Loan Trust One

Notes to Financial Statements

1.         Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture.  On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority:  to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement.  Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans.  In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.         Summary of Significant Accounting Policies

(a)       College and University Facility Loans

The Loans were purchased and recorded at a discount below par.  Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss.  Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan.  When a Loan prepays, the remaining discount is recognized as interest income in the same accounting period.  The remaining balance of the purchase discount on the Loans as of November 30, 2008 was approximately $6,645,000.  As a result of prepayments of Loans during the year ended November 30, 2008, additional interest income of approximately $112,000 was recognized in the statement of operations.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(a)                    College and University Facility Loans (Continued)

The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful.  When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received.  Payments are generally applied to interest first, with the balance, if any, applied to principal.  At November 30, 2008, two Loans have been placed on nonaccrual status, as discussed in Note 6.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.  The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)               a valuation allowance for loans identified as impaired,

(2)               a formula-based general allowance for the various loan portfolio classifications, and

(3)               an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement.  Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk.  As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.  The sum of these allocations comprise the Trust’s formula-based general allowance.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(a)                    College and University Facility Loans (Continued)

In addition to the valuation and formula-based general allowance, there is an unallocated allowance.  This element recognizes the estimation risks associated with the valuation and formula-based models.  It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)                   Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%.  These investments are carried at amortized cost.  These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(c)                    Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year.  Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values.  Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

The Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 1, 2007. FIN 48 requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption.  The Trust has evaluated the known implications of FIN 48 on its computation of net assets for the Trust. As a result of this evaluation, the Trust has concluded that FIN 48 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded.

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(d)                   Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(e)       Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (“SOP”) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital.  The total reclassification is $115,700 as of November 30, 2008.  This reclassification has no impact on the net investment income or net assets of the Trust.

The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans.  Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

On December 1, 2008 and June 1, 2008, distributions of $0.45 and $0.17 per certificate were declared and paid to certificateholders of record on November 20, 2008 and May 20, 2008, respectively.

The tax character of distributions paid was a return of capital of $614,823.

As of November 30, 2008, the components of distributable earnings on a tax basis were related to distributions in excess of tax earnings of $460,000.

The distributions in excess of tax earnings consist of allowance for loan losses of $460,000 which will reverse in future years causing a reduction in taxable ordinary income.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(f)        Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended.  On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses.  The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances.  These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources.  These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies.  Actual results may differ from these estimates under different assumptions or conditions.

(g)       Recent Accounting Pronouncements

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162).  The current hierarchy of generally accepted accounting principles is set forth in the American Institute of Certified Public Accountants (AICPA) Statement on Auditing Standards (SAS) No. 69, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. SFAS 162 is intended to improve financial reporting by identifying a consistent framework, or hierarchy, for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. generally accepted accounting principles for nongovernmental entities. This Statement was effective November 15, 2008. The adoption of this statement did not have a material effect on the Trusts financial condition or results of operations, as the Statement does not directly impact the accounting principles applied in the preparation of the Trusts financial statements.

College and University

Facility Loan Trust One

Notes to Financial Statements

3.         Bonds

The Bonds outstanding at November 30, 2008 consist of the following:

			Principal
	Interest	Stated	Amount
Type	Rate	Maturity	(000’s)

Term	10.55%	December 1, 2014	$15,182

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments.  The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.  Interest on the Bonds is payable semiannually.

On December 1, 2008, the Trust made the mandatory redemption of $1,258,366 on the Bonds.  The average amount of bond principal outstanding for the period ended November 30, 2008 was approximately $15,911,000.

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 2008, are as follows:

Amount
Fiscal Year	(000’s)

2009	$2,794
2010	2,699
2011	2,662
2012	2,359
2013	2,121
Thereafter	2,547

Total	$15,182

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

The cash flows from the December 1, 2008 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $5,768,047, as required by the Indenture.

College and University

Facility Loan Trust One

Notes to Financial Statements

4.         Administrative Agreements

(a)       Servicer

As compensation for the services provided under the servicing agreement, Capmark Finance, Inc., formerly GMAC Commercial Mortgage, receives a servicing fee.  This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year.  For the year ended November 30, 2008, this fee totaled $12,968.

(b)                     Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee earned fees of $15,824 and $17,583, in accordance with the Declaration of Trust agreement, respectively, for the year ended November 30, 2008.  In addition, the Owner Trustee incurred $1,758 of out-of-pocket expenses.

•                  The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee.  The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee.  In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs.  For the year ended November 30, 2008, total Bond Trustee fees and related expenses amounted to $4,870.

College and University

Facility Loan Trust One

Notes to Financial Statements

5.         Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.  On December 1, 2008, a distribution of $446,094 was made to the Class B certificateholders.  This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.  The certificateholders shall each be entitled to one vote per certificate.

6.         Allowance for Loan Losses

An analysis of the allowance for loan losses for the year ended November 30, 2008 is summarized as follows:

Balance, beginning of period	$460,000
Reduction in reserve for loan losses	—
Charge-offs	—

Balance, end of period	$460,000

As discussed in Note 2(a), at November 30, 2008, there were two Loans on nonaccrual status, with an unpaid principal balance of approximately $95,000.  The recorded investment in these loans, approximately $90,000 with a related allowance for loan loss of $6,300, is not considered impaired, as we expect collection of future principal and interest payments.

College and University

Facility Loan Trust One

Notes to Financial Statements

7.         Loans

Scheduled principal and interest payments on the Loans as of November 30, 2008 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2009	$2,746	$637	$3,383
2010	2,539	555	3,094
2011	2,399	482	2,881
2012	2,370	408	2,778
2013	2,041	334	2,375
Thereafter	9,310	771	10,081

Total	$21,405	$3,187	$24,592

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of November 30, 2008.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	34	$9,307	63.1%
Loans not secured by a first mortgage	18	5,453	36.9%

Total Loans	52	$14,760	100.0%

College and University

Facility Loan Trust One

Notes to Financial Statements

7.         Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	17	$6,150	41.7%
Private	35	8,610	58.3%

Total Loans	52	$14,760	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education.  The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting.  As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University

Facility Loan Trust One

Notes to Financial Statements

8.         Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments.  In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.  Accordingly, the Trust has estimated the fair values of its financial instruments, both Loans and Bonds, using a discounted cash flow methodology.  This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes.  In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments.  All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate and schedule payments on the Bonds.

The fair values of these long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon Fannie Mae bond rates at November 30, 2008, with similar maturity dates to the investment agreements.

College and University

Facility Loan Trust One

Notes to Financial Statements

8.         Fair Value of Financial Instruments (Continued)

The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of November 30, 2008 are as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$14,300	*	$18,392

Investment Agreements:
Revenue Fund	9,420		9,411
Liquidity Fund	2,703		3,125

	$26,423		$30,928

Bonds payable	$15,182		$17,814

*Net of allowance for loan losses of $460,000.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (54.1%)
	ALABAMA
$80	Birmingham-Southern College	3.00	10/01/2010	12.47	$70
1,196	University of Alabama	3.00	05/01/2021	12.27	736
173	University of Montevallo	3.00	05/01/2023	12.30	99
	CALIFORNIA
443	Azusa Pacific University	3.00	04/01/2017	12.96	300
170	Monterey Peninsula College	3.00	10/01/2018	11.95	111
260	San Diego State University	3.00	11/01/2021	11.93	155
540	San Francisco State University	3.00	11/01/2021	11.93	323
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	70
120	Taylor University	3.00	10/01/2010	12.45	106
1,020	University of Notre Dame	3.00	04/01/2018	12.95	665
	KANSAS
30	Emporia State University	3.00	04/01/2009	12.33	29
	MARYLAND
690	Western Maryland College	3.00	11/01/2016	12.44	476
	MASSACHUSETTS
144	Atlantic Union College	3.00	11/01/2023	12.68	79
612	Boston University	3.00	12/31/2022	11.87	354
40	Springfield College	3.00	05/01/2011	12.59	35
	MICHIGAN
640	Albion College	3.00	10/01/2015	12.51	455
100	Alma College	3.00	04/01/2010	11.87	92
2,042	Finlandia University	3.50	08/06/2014	12.70	1,174
	MINNESOTA
720	Augsburg College	3.00	04/01/2016	12.95	506
325	College of St. Thomas	3.00	04/01/2017	12.95	220
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	20
88	Tougaloo College	3.00	06/01/2021	12.44	53
	MISSOURI
58	Missouri Southern State College	3.00	12/01/2008	10.56	55
	NEBRASKA
54	University of Nebraska	3.00	07/01/2013	10.59	44

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	NEW HAMPSHIRE
$200	Daniel Webster College	3.00	04/01/2019	12.99	$125
148	New England College	3.625	10/01/2013	12.37	118
615	New England College	3.00	04/01/2019	12.96	388
	NEW JERSEY
72	Fairleigh Dickinson University	3.00	11/01/2020	12.09	45
	NEW YORK
324	Long Island University	3.00	06/01/2016	12.34	224
731	Sarah Lawrence College	3.00	11/01/2021	12.64	437
	NORTH CAROLINA
64	Montreat-Anderson College	3.00	12/01/2019	12.19	39
805	University of North Carolina	3.00	01/01/2018	11.49	555
	OHIO
1,015	Case Western Reserve University	3.00	04/01/2016	10.54	772
100	University of Steubenville	3.375	04/01/2012	12.88	83
184	University of Steubenville	3.00	04/01/2017	12.96	124
	PENNSYLVANIA
337	Carnegie - Mellon University	3.00	11/01/2017	10.45	248
335	Harcum Junior College	3.00	11/01/2015	12.44	240
185	Susquehanna University	3.625	11/01/2014	12.32	141
58	Swarthmore College	3.00	05/01/2014	12.30	45
198	Temple University	3.375	11/01/2014	11.99	154
	RHODE ISLAND
216	Community College of Rhode Island	3.00	04/01/2018	12.10	146
	SOUTH CAROLINA
492	College of Charleston	3.00	07/01/2016	12.02	343
368	Morris College	3.00	11/01/2013	12.42	284
	TENNESSEE
31	Bryan College	3.00	02/01/2010	12.68	28
78	Vanderbilt University	3.00	06/30/2009	10.39	73
	TEXAS
26	Laredo Junior College	3.00	08/01/2009	11.82	24
80	St. Edward’s University	3.625	04/01/2013	12.80	65
283	Texas Tech University	3.625	03/01/2013	10.80	237
1,645	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,429
	VERMONT
640	Middlebury College	3.00	04/01/2018	12.87	432
1,715	University of Vermont	3.00	10/01/2019	12.19	1,096

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)

		VIRGINIA
$820		Old Dominion University	3.00	06/01/2013		11.70	$638
21,405		Total College and University Loans					14,760

		Allowance for Loan Losses					460

		Net Loans of the Trust					14,300

		INVESTMENT AGREEMENTS (45.9%)

2,703		FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,703
9,420		FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00	9,420
12,123		Total Investment Agreements					12,123
$33,528	(B)	Total Investments (100.0)%					$26,423

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)  The tax basis in the investments is approximately $33,528.

(C) Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full. (Note 2)

The accompanying notes are an integral part of this schedule.

ITEM 2.  CODE OF ETHICS

Not applicable to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $208,000

Fiscal year ended 2007 - $199,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $102,400

-$81,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.

-$15,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.

-$6,400 out of pocket expenses.

Fiscal year ended 2007 - $98,000

-$78,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.

-$15,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.

-$5,000 out of pocket expenses.

(e)

(1) Audit Committee Policies regarding Pre-approval of Services.

Not applicable to the registrant.

(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12.  EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1) Code of ethics or amendments: not applicable to the registrant.

(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3) Annual Compliance Statement of the Servicer, Capmark Finance Inc., is attached.

(4) Report on Compliance with minimum Master Servicing Standards is attached.

(5) Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)	/s/ James Byrnes Vice President

Date	February 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	February 8, 2009